Balance Sheet	Dec. 31, 2015 USD ($)
Current Assets
Prepaid expenses	$ 3,516
Total Current Assets	3,516
TOTAL ASSETS	3,516
Current Liabilities
Accounts payable	4,130
Related party payable	25,694
Total Current Liabilities	29,824
TOTAL LIABILITIES	29,824
STOCKHOLDERS' DEFICIT
Common Stock; Authorized 90,000,000 common shares, $0.0000001 par, 40,000,000 issued and outstanding on December 31, 2015	4
Additional paid-in capital	3,996
Accumulated Deficit	(30,306)
Total Company deficit	(26,306)
Noncontrolling interest in subsidiary	(2)
TOTAL STOCKHOLDERS' DEFICIT	(26,308)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 3,516